Commitments and Contingencies (Details Narrative) (10K)		3 Months Ended	12 Months Ended
	Jan. 01, 2013 USD ($)	Dec. 31, 2018 USD ($) ft²	Sep. 30, 2018 USD ($) ft²	Sep. 30, 2017 USD ($)	Oct. 31, 2018 ft²
Area of lease | ft²		3,906	3,906
Rent expense			$ 99,209	$ 91,246
Arizona [Member]
Area of lease | ft²		1,005	1,005		3,859
February 28, 2019 [Member]
Current rental rate		$ 7,542	$ 7,542
March 1, 2019 [Member]
Current rental rate		7,705	7,705
April 1, 2019 through March 31, 2020 [Member]
Current rental rate		7,705	7,705
April 1, 2020 until March 31, 2021 [Member]
Current rental rate		7,867	7,867
July 31, 2019 [Member] | Arizona [Member]
Current rental rate		1,608	1,608
August 1, 2019 to July 31, 2020 [Member] | Arizona [Member]
Current rental rate		1,656	1,656
August 1, 2020 to July 31, 2021 [Member] | Arizona [Member]
Current rental rate		$ 1,705	$ 1,705
Employment Agreement [Member]
Agreement expiration date	Jan. 01, 2018
Base salary				$ 360,000
Percentage of cash bonus on annual base salary			25.00%
Minimum annual gross revenue			$ 5,000,000
Minimum EBITA before officer's bonuses			1,000,000
Automobile allowance per month			1,500
Medical insurance allowance per month			$ 1,500
Employment Agreement [Member] | Other Senior Executives and Officers [Member]
Monthly salary	$ 20,833
Percentage of increase in salary per year	10.00%